Loans - Changes in Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	$ 25,759	$ 24,961
Provision increase (decrease)	1,874	4,425
Recoveries of previous charge-offs	1,381	1,657
Charge-offs originated current year	0	(4)
Charge-offs originated 1 year past	(20)	(52)
Charge-offs originated 2 year past	0	(31)
Charge-offs originated 3 year past	(180)	(33)
Charge-offs originated 4 year past	(185)	(2)
Prior	(1,088)	(3,732)
Overdrafts and credit cards	(1,825)	(1,602)
Other	(7)	172
Allowances for expected credit losses at end of year	25,709	25,759
Commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	11,248	12,143
Provision increase (decrease)	887	570
Recoveries of previous charge-offs	0	70
Charge-offs originated current year	0	0
Charge-offs originated 1 year past	0	0
Charge-offs originated 2 year past	0	0
Charge-offs originated 3 year past	0	0
Charge-offs originated 4 year past	0	0
Prior	(427)	(1,474)
Overdrafts and credit cards	(24)	(66)
Other	0	5
Allowances for expected credit losses at end of year	11,684	11,248
Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	1,441	884
Provision increase (decrease)	2,214	566
Recoveries of previous charge-offs	0	0
Charge-offs originated current year	0	0
Charge-offs originated 1 year past	0	0
Charge-offs originated 2 year past	0	0
Charge-offs originated 3 year past	(180)	0
Charge-offs originated 4 year past	(180)	0
Prior	(28)	(8)
Overdrafts and credit cards	0	0
Other	0	(1)
Allowances for expected credit losses at end of year	3,267	1,441
Consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	3,096	2,696
Provision increase (decrease)	933	1,223
Recoveries of previous charge-offs	1,154	975
Charge-offs originated current year	0	(4)
Charge-offs originated 1 year past	(20)	(52)
Charge-offs originated 2 year past	0	(31)
Charge-offs originated 3 year past	0	(33)
Charge-offs originated 4 year past	(5)	(2)
Prior	(100)	(122)
Overdrafts and credit cards	(1,801)	(1,536)
Other	(3)	(18)
Allowances for expected credit losses at end of year	3,254	3,096
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	9,974	9,238
Provision increase (decrease)	(2,160)	2,066
Recoveries of previous charge-offs	227	612
Charge-offs originated current year	0
Charge-offs originated 1 year past	0	0
Charge-offs originated 2 year past	0	0
Charge-offs originated 3 year past	0	0
Charge-offs originated 4 year past	0	0
Prior	(533)	(2,128)
Overdrafts and credit cards	0	0
Other	(4)	186
Allowances for expected credit losses at end of year	$ 7,504	$ 9,974